Long-Term Debt - Schedule of Aggregate Maturity Value of Notes (Details) - Notes payable - Notes payable € in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)
US dollars
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	$ 301.7	$ 219.8			$ 36.7	$ 25.5
Euro
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	57.6		€ 35.7		75.1		€ 50.4
Other currencies
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	$ 10.1			$ 11.6	$ 4.8			$ 3.2